Derivative Financial Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information about Derivative Financial Assets Explanatory [Abstract]
Schedule of derivative financial assets

	United States Dollar
Figures in millions unless otherwise stated	2021	2020

Australian gold derivative contracts	2.0	27.3
Salares Norte foreign currency derivative contracts	—	86.0
Ghanaian oil derivative contracts	3.1	—
Total derivative financial assets	5.1	113.3
Non-current derivative financial assets[1]	—	(31.4)
Derivative financial assets	5.1	81.9
[1]Relates to the Salares Norte foreign exchange derivative contract which is for the period January 2022 to December 2022.